Long-Term Debt - Narrative (Details) CAD in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2017 CAD	May 30, 2017	Apr. 30, 2017 CAD	Mar. 31, 2017 CAD	Jun. 30, 2017 USD ($)	May 31, 2017 CAD	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Term loan credit agreements	CAD 21,257									CAD 21,219
ITC | Unsecured | 1 year variable rate term loan
Debt Instrument [Line Items]
Debt term				1 year
Term loan credit agreements	268				$ 200
ITC | Unsecured | 1 year variable rate term loan | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)				0.90%
ITC | Unsecured | 2 year variable rate term loan
Debt Instrument [Line Items]
Debt term				2 years
Term loan credit agreements	CAD 67				$ 50
ITC | Unsecured | 2 year variable rate term loan | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)				0.65%
ITC | Secured | 30 year 4.16% secured notes
Debt Instrument [Line Items]
Debt term			30 years
Face value			CAD 268					$ 200
Stated interest rate (percent)			4.16%					4.16%
Caribbean Utilities | Unsecured | Unsecured notes in a dual tranche offering
Debt Instrument [Line Items]
Face value						CAD 80	$ 60
Caribbean Utilities | Unsecured | 15 year 3.90% unsecured notes
Debt Instrument [Line Items]
Debt term				15 years
Face value				CAD 54					$ 40
Stated interest rate (percent)				3.90%					3.90%
Caribbean Utilities | Unsecured | 30 year 4.64% unsecured notes
Debt Instrument [Line Items]
Debt term		30 years
Face value						CAD 26	$ 20
Stated interest rate (percent)						4.64%	4.64%
Newfoundland Power | Secured | 40 year 3.82% first mortgage sinking fund bonds
Debt Instrument [Line Items]
Debt term	40 years
Face value	CAD 75
Stated interest rate (percent)	3.82%				3.82%